SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
24.	SUBSEQUENT EVENTS

The financial statements were authorized for issuance by the Board of Directors on April 25, 2019.

There are no subsequent events between the closing date of the annual period and the approval (issuance) of these financial statements, other than the ones already disclosed and those mentioned below:

Approval of a new stock buyback program

On March 27, 2019, the Board of Directors of the Company approved a third treasury shares repurchase program for a maximum amount of up to Ps. 1,500,000 stated at its original value and for a term of 180 calendar days.

As of the date of issuance of this Financial Statements, the Company held 15,310,025 treasury shares, representing 1.93% of the total common stock

Annual Ordinary Shareholders’ Meeting

On April 11, 2019, the Annual Ordinary Shareholders’ Meeting (the “2019 Shareholders’ Meeting”) approved the: (i) increase in the legal reserve of Ps. 640,132, (ii) the payment of a cash dividend of Ps. 6,942,000 (Ps. 8.89 per share) and (iii) the creation of a new voluntary reserve for capital expenditures, stock byback and cash dividends of Ps. 6,354,164. The Board of Directors can release the “Voluntary reserve for future investments, stock buyback and/or cash dividends” to TGS’ shareholders in the form of cash dividend payments up to an amount equal to 80% of the voluntary reserve.

It is noteworthy that the above mentioned decisions made by the 2019 Shareholders’ Meeting were taken considering current CNV regulations (Resolution No. 777/2018) which states accumulated results have to be adjusted by inflation using the rates as of the month before the meeting was held. In case of 2019 Shareholders’ Meeting, TGS used the inflation rates as of February 28, 2019.

Cash dividend payment

On April 11, 2019, the Board of Directors approved a cash dividend payment of Ps. 240,500 (Ps. 0.31 per share) to be disposed of the capital expenditures, stock buyback and cash dividends reserve.